Loans and Borrowings - Schedule of Terms and Debt Repayment Schedule (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 23, 2022
Schedule of Terms and Debt Repayment Schedule [Line Items]
Principal amount			$ 743,273
Terms and debt repayment	$ 4,606,083	$ 3,464,420
Terms and debt repayment	$ 4,559,565	3,464,420
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2020
Nominal interest rate %	2.75%
Year of maturity	2025
Terms and debt repayment	$ 51,960	116,071
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 185,000
Year of origination	2019
Nominal interest rate %	10.88%
Year of maturity	2024
Terms and debt repayment		31,692
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 1,200,000
Year of origination	2020
Nominal interest rate %	2.50%
Year of maturity	2025
Terms and debt repayment	$ 108,703	300,586
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2020
Nominal interest rate %	3.75%
Year of maturity	2025
Terms and debt repayment	$ 15,980	64,859
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 450,000
Year of origination	2023
Nominal interest rate %	8.00%
Year of maturity	2028
Terms and debt repayment		207,045
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate %	7.75%
Year of maturity	2026
Terms and debt repayment	$ 110,848	187,864
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate %	8.25%
Year of maturity	2028
Terms and debt repayment	$ 26,714	34,264
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2023
Nominal interest rate %	8.28%
Year of maturity	2028
Terms and debt repayment	$ 52,305	67,452
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate %	10.38%
Year of maturity	2026
Terms and debt repayment	$ 18,797	31,429
Guaranteed bank loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate %	8.80%
Year of maturity	2026
Terms and debt repayment	$ 123,515	199,261
Financial institution loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2024
Nominal interest rate %	10.80%
Year of maturity	2025
Terms and debt repayment	$ 294,053
Financial institution loan [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount	$ 200,000
Year of origination	2024
Nominal interest rate %	10.80%
Year of maturity	2025
Terms and debt repayment	$ 147,026
Recourse liability [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	SGD
Principal amount
Year of origination
Year of maturity
Terms and debt repayment	$ 2,397,078	2,139,575
Recourse liability [Member] | Bottom of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Nominal interest rate %	7.00%
Recourse liability [Member] | Top of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Nominal interest rate %	7.70%
Lease liabilities [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Currency	Multiple
Principal amount
Terms and debt repayment	$ 1,212,586	$ 84,322
Lease liabilities [Member] | Bottom of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Year of origination	2019
Nominal interest rate %	2.99%
Year of maturity	2024
Lease liabilities [Member] | Top of Range [Member]
Schedule of Terms and Debt Repayment Schedule [Line Items]
Year of origination	2022
Nominal interest rate %	8.21%
Year of maturity	2029